Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Beginning balance	$ 1,462,000	$ 2,050,000
Additions	3,641,000	1,533,000
Disposal	175,000
Acquisitions through business combinations		61,000
Loss on modification	(461,000)
Gain on modification		(11,000)
Depreciation	(1,450,000)	(1,985,000)
Interest expense	56,000	115,000	$ 90,000
Interest Expense Right Of Use Asset	0	0
Derecognition of right-of-use assets due to sale of subsidiaries		(195,000)
Effect of foreign exchange rates	(97,000)	(13,000)
Ending balance	2,920,000	1,462,000	2,050,000
Lease liabilities
Beginning balance	1,187,000	1,934,000
Additions	3,641,000	1,533,000
Disposal	175,000
Loss on modification	(428,000)
Acquisitions through business combinations		61,000
Interest expense	56,000	115,000	90,000
Interest expense.	56,000	115,000
Payments	(1,948,000)	(2,128,000)
Derecognition of lease liabilities due to sale of subsidiaries		(186,000)
Effect of foreign exchange rates	108,000	(142,000)
Ending balance	2,441,000	1,187,000	$ 1,934,000
Lease liabilities - current	1,458,000	743,000
Lease liabilities - non-current	$ 983,000	$ 444,000